Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long-term Debt, by Maturity [Abstract]
Due through June 30, 2017	$ 213,667
Total principal payments	213,667
Less: Deferred financing costs	(152)	$ (636)
Total debt	$ 213,515	$ 217,549